Capital Management and Risk Policies - Schedule of Credit Quality of Debt Securities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
BBB
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	$ 742,444
BBB.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	21
Government Bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | BBB
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | BBB.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | C
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	77,887
Provincial Bonds | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | BBB
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	700,578
Provincial Bonds | BBB.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | C
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | BBB
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | BBB.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | C
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | BBB
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | BBB.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	55,580,913
Treasury Bills | C
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | BBB
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | BBB.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	2,563,265
Foreign government bonds | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	2,563,265
Foreign government bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | BBB
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | BBB.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | C
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Private Securities | BBB
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	41,866
Private Securities | BBB.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	21
Private Securities | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Private Securities | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Private Securities | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Credit risk [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	792,270,323	$ 459,588,993
Credit risk [member] | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	2,685,227	96,052,576
Credit risk [member] | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	39,560	1,700,423
Credit risk [member] | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	463,674	93,244
Credit risk [member] | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	121,920	3,161
Credit risk [member] | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	8,021	16,820
Credit risk [member] | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	27,708	75,886
Credit risk [member] | A1+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		3,461,470
Credit risk [member] | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	82,173	715,736
Credit risk [member] | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	363,054	479,127
Credit risk [member] | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	40,443	76,156
Credit risk [member] | A3
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		1,227,222
Credit risk [member] | Baa1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		184,726
Credit risk [member] | Baa3
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		66,923
Credit risk [member] | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	255,500	279,082
Credit risk [member] | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,425,757	132,512
Credit risk [member] | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	43,745	3,647
Credit risk [member] | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		1,250,269
Credit risk [member] | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	65,793,355	49,705
Credit risk [member] | C
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	720,177,721	353,720,308
Credit risk [member] | Government Bonds
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	10,212,442	18,858,734
Credit risk [member] | Government Bonds | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	18,798,087
Credit risk [member] | Government Bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Government Bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	10,942
Credit risk [member] | Government Bonds | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Government Bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Government Bonds | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Government Bonds | A1+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Government Bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Government Bonds | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Government Bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Government Bonds | A3
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Government Bonds | Baa1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Government Bonds | Baa3
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Government Bonds | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Government Bonds | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Government Bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Government Bonds | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Government Bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	10,212,442	49,705
Credit risk [member] | Government Bonds | C
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	2,459,722	3,365,652
Credit risk [member] | Provincial Bonds | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds | A1+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	476,567
Credit risk [member] | Provincial Bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds | A3
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		1,227,222
Credit risk [member] | Provincial Bonds | Baa1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds | Baa3
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	255,500	279,082
Credit risk [member] | Provincial Bonds | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,425,757	132,512
Credit risk [member] | Provincial Bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		1,250,269
Credit risk [member] | Provincial Bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds | C
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	39,560	2,754,107
Credit risk [member] | Autonomous City of Buenos Aires Bonds | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	72
Credit risk [member] | Autonomous City of Buenos Aires Bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	39,560	102,938
Credit risk [member] | Autonomous City of Buenos Aires Bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | A1+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		2,466,371
Credit risk [member] | Autonomous City of Buenos Aires Bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | A3
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | Baa1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		184,726
Credit risk [member] | Autonomous City of Buenos Aires Bonds | Baa3
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | C
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	55,580,913	76,127,388
Credit risk [member] | Treasury Bills | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	76,066,303
Credit risk [member] | Treasury Bills | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	61,085
Credit risk [member] | Treasury Bills | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills | A1+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills | A3
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills | Baa1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills | Baa3
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills | C
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	720,162,015	353,680,977
Credit risk [member] | Argentine Central Bank’s Bills | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | A1+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | A3
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | Baa1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | Baa3
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | C
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	720,162,015	353,680,977
Credit risk [member] | Foreign government bonds
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | A1+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | A3
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | Baa1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | Baa3
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | C
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Private Securities
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,252,406	4,802,135
Credit risk [member] | Private Securities | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	121,962	1,188,114
Credit risk [member] | Private Securities | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	1,597,485
Credit risk [member] | Private Securities | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	385,787	21,217
Credit risk [member] | Private Securities | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	121,920	3,161
Credit risk [member] | Private Securities | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	8,021	16,820
Credit risk [member] | Private Securities | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	27,708	75,886
Credit risk [member] | Private Securities | A1+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		995,099
Credit risk [member] | Private Securities | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	82,173	715,736
Credit risk [member] | Private Securities | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	363,054	2,560
Credit risk [member] | Private Securities | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	40,443	76,156
Credit risk [member] | Private Securities | A3
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Private Securities | Baa1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Private Securities | Baa3
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		66,923
Credit risk [member] | Private Securities | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Private Securities | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Private Securities | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	43,745	3,647
Credit risk [member] | Private Securities | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Private Securities | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Private Securities | C
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	$ 15,706	$ 39,331